Future Minimum Rentals under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 61
2015	54
2016	46
2017	39
2018	27
Thereafter	25
Future minimum lease payment	252
2014	5
2015	4
2016	4
2017	4
2018	3
Thereafter	1
Future sub lease minimum payments receivable	$ 21